Vessels, net Vessels, net Narrative (Details)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Number of vessels owned	46
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	28
Kamsarmax pool [Member]
Property, Plant and Equipment [Line Items]
Number of vessels owned	18